Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Timothy Plan

Supplement dated April 30, 2020 to the

STATUTORY PROSPECTUS

dated January 28, 2020 for

Timothy Plan

(Class A and Class C Shares)

This supplement updates the tables for the Strategic Growth Fund and for the Conservative Growth Fund in the Statutory Prospectus filed with the Securities and Exchange Commission (“SEC”) on January 28, 2020. (SEC Accession No. 0001193125-20-017141). This supplement should be read in conjunction with the original Statutory Prospectus filed with the SEC on January 28, 2020 and retained for future reference.

STRATEGIC GROWTH FUND

The below replaces the table on page 44 and 70 of the Class A & C Prospectus dated January 28, 2020

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 10%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	0 - 20%
US Large /Mid Cap Core ETF	0 - 40%
High Dividend Stock ETF	0 - 20%
International ETF	0 - 30%
US Small Cap Core ETF	0 - 20%

CONSERVATIVE GROWTH FUND

The below replaces the table on page 50 and 74 of the Class A & C Prospectus dated January 28, 2020

Timothy Traditional Plan Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Large/Mid Cap Growth Fund	0 - 15%
Large/Mid Cap Value Fund	0 - 15%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 5%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	20 - 40%
US Large /Mid Cap Core ETF	0 - 30%
High Dividend Stock ETF	0 - 25%
International ETF	0 - 25%
US Small Cap Core ETF	0 - 15%

Timothy Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Timothy Plan

Supplement dated April 30, 2020 to the

STATUTORY PROSPECTUS

dated January 28, 2020 for

Timothy Plan

(Class A and Class C Shares)

This supplement updates the tables for the Strategic Growth Fund and for the Conservative Growth Fund in the Statutory Prospectus filed with the Securities and Exchange Commission (“SEC”) on January 28, 2020. (SEC Accession No. 0001193125-20-017141). This supplement should be read in conjunction with the original Statutory Prospectus filed with the SEC on January 28, 2020 and retained for future reference.

STRATEGIC GROWTH FUND

The below replaces the table on page 44 and 70 of the Class A & C Prospectus dated January 28, 2020

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 10%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	0 - 20%
US Large /Mid Cap Core ETF	0 - 40%
High Dividend Stock ETF	0 - 20%
International ETF	0 - 30%
US Small Cap Core ETF	0 - 20%

Timothy Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Timothy Plan

Supplement dated April 30, 2020 to the

STATUTORY PROSPECTUS

dated January 28, 2020 for

Timothy Plan

(Class A and Class C Shares)

This supplement updates the tables for the Strategic Growth Fund and for the Conservative Growth Fund in the Statutory Prospectus filed with the Securities and Exchange Commission (“SEC”) on January 28, 2020. (SEC Accession No. 0001193125-20-017141). This supplement should be read in conjunction with the original Statutory Prospectus filed with the SEC on January 28, 2020 and retained for future reference.

CONSERVATIVE GROWTH FUND

The below replaces the table on page 50 and 74 of the Class A & C Prospectus dated January 28, 2020

Timothy Traditional Plan Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Large/Mid Cap Growth Fund	0 - 15%
Large/Mid Cap Value Fund	0 - 15%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 5%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	20 - 40%
US Large /Mid Cap Core ETF	0 - 30%
High Dividend Stock ETF	0 - 25%
International ETF	0 - 25%
US Small Cap Core ETF	0 - 15%